Share-Based Compensation - Unearned Non-cash shared-based compensation (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unearned non-cash share-based compensation
Share-based compensation		$ 3,039	$ 3,066	$ 2,435
Weighted average period for recognition of share-based compensation expense		2 years
Unearned non-cash share-based compensation expense expected to be recognized		$ 4,000
Estimated forfeiture rate (as a percent)		2.00%
Chief Executive Officer | Restricted Stock Units (RSUs)
Unearned non-cash share-based compensation
Granted (in shares)	7.0
Vesting period	4 years
Compensation expense		$ 1,300	$ 1,300	$ 900